Marketable securities (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Marketable Securities	R$ 10,503,715	R$ 10,252,454
Current	10,173,578	9,932,774
Non-Current	330,137	319,680
Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	9,969,935	9,825,125
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 533,780	427,329
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.34%
Private Funds | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 776,936	526,526
Private Securities | CDI/IPCA
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.15%
Private Securities | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,298,243
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.00%
Private Securities (CDBs) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 6,912,231	7,045,434
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.61%
CDBs - Escrow Account | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 330,137	319,680
Time Deposits | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 525,601	421,291
Time Deposits | Foreign countries | Fixed
Disclosure of financial assets [line items]
Average yield p.a. %	4.43%
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 8,179	6,038
Other (Restricted financial investment) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.99%
Other (Restricted financial investment) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities		25,618
Public Securities - Instituto de Crédito Oficial (ICO) | Fixed
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	12.64%
Public Securities - Instituto de Crédito Oficial (ICO) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 652,388	R$ 633,428